                              DELAWARE POOLED TRUST

                      The Core Focus Fixed Income Portfolio
                      The Core Plus Fixed Income Portfolio
                          The High-Yield Bond Portfolio
                     The Intermediate Fixed Income Portfolio

            (each, a "Portfolio" and collectively, the "Portfolios")

                    Supplement to the Portfolios' Prospectus
                             dated February 28, 2007

On August 16, 2007, the Board of Trustees of Delaware  Pooled Trust  unanimously voted to approve changes to the Portfolios'  investment  strategies and policies to: (1) increase The Intermediate Fixed Income Portfolio's  ability to invest in illiquid  securities  from 10% to 15% of net assets;  (2) broaden The Core Focus
Fixed  Income  Portfolio's,  The Core Plus  Fixed  Income  Portfolio's,  and The
Intermediate Fixed Income Portfolio's investment authority to invest in swaps of up to 30 years;  and (3) permit each Portfolio to invest without  restriction in loan participations.  In addition,  Kevin P. Loome has been added as a member of the teams that have primary  responsibility for making investment  decisions for
The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio.

All new or revised  investment  authority is effective 60 days after the date of this Supplement.

The following  replaces the portion of the table related to Illiquid  Securities in the section entitled "Additional Investment Information" on page 53.

--------------------------------------- -----------------------------------
Illiquid Securities: Securities that    The Mid-Cap Growth Equity, The
do not have a ready market and cannot   International Equity, and The
be readily sold within seven days at    Global Fixed Income Portfolios
approximately the price at which a      may invest no more than 10% of
portfolio has valued them.  Illiquid    their respective net assets in
securities include repurchase           illiquid securities.  The
agreements maturing in more than        Large-Cap Growth Equity, The
seven days.                             Large-Cap Value Equity, The
                                        Small-Cap Growth Equity, The
                                        Focus Smid-Cap Growth Equity, The
                                        Smid-Cap Growth Equity, The Real
                                        Estate Investment Trust, The
                                        Labor Select International
                                        Equity, The Emerging Markets, The
                                        All-Cap Growth Equity, The Core
                                        Focus Fixed Income, The
                                        Intermediate Fixed Income, The
                                        High-Yield Bond, The Core Plus
                                        Fixed Income, The International
                                        Fixed Income, and The Global Real
                                        Estate Securities Portfolios may
                                        invest no more than 15% of their
                                        respective net assets in illiquid
                                        securities.
--------------------------------------- -----------------------------------

The following  replaces the portion of the table related to Time Deposits in the section entitled "Additional Investment Information" on page 53.

--------------------------------------- -----------------------------------
Time Deposits: Time deposits are        The following Portfolios will not
non-negotiable deposits maintained in   purchase time deposits maturing
a banking institution for a specified   in more than seven days, and time
period of time at a stated interest     deposits maturing from two
rate.                                   business days through seven
                                        calendar days will not exceed 10%
                                        of the total assets of The
                                        Large-Cap Value Equity, The
                                        Mid-Cap Growth Equity, The
                                        International Equity, and The
                                        Global Fixed Income Portfolios;
                                        and 15% of the total assets of
                                        The Large-Cap Growth Equity, The
                                        Small-Cap Growth Equity, The
                                        Focus Smid-Cap Growth Equity, The
                                        Smid-Cap Growth Equity, The Real
                                        Estate Investment Trust, The
                                        Labor Select International
                                        Equity, The Emerging Markets, The
                                        All-Cap Growth Equity, The Core
                                        Focus Fixed Income, The
                                        High-Yield Bond, The Intermediate
                                        Fixed Income, The Core Plus Fixed
                                        Income, and The International
                                        Fixed Income Portfolios.
--------------------------------------- -----------------------------------

The following information about Loan Participations is added to the table in the section entitled "Additional Investment Information," which begins on page 56.

--------------------------------------- -----------------------------------
Loan Participations: An interest in a    The Core Focus Fixed Income, The
loan or other direct indebtedness,       Core Plus Fixed Income, The
such as an assignment, that entitles     Intermediate Fixed Income, and
the acquiring of such interest to        The High-Yield Bond Portfolios
payments of interest, principal,         may invest without restriction
and/or other amounts due under the       in loan participations that meet
structure of the loan or other direct    the credit standards established
indebtedness. In addition to being       by the portfolio managers.  The
structured as secured or unsecured       portfolio managers perform their
loans, such investments could be         own independent credit analysis
structured as novations or               on each borrower and on the
assignments or represent trade or        collateral securing each loan.
other claims owed by a company to a      The portfolio managers consider
supplier.                                the nature of the industry in
                                         which the borrower operates, the
                                         nature of the borrower's assets,
                                         and the general quality and
                                         creditworthiness of the
                                         borrower. A Portfolio may invest
                                         in loan participations in order
                                         to enhance total return, to
                                         affect diversification, or to
                                         earn additional income. A
                                         Portfolio will not use loan
                                         participations for reasons
                                         inconsistent with its investment
                                         objective.
--------------------------------------- -----------------------------------

The following replaces the portion of the table related to Interest Rate Risk in the section entitled "Risk Factors" on page 58.

--------------------------------------- ------------------------------------
Interest Rate Risk is the risk that      The Portfolios, especially those
securities, particularly bonds with      that invest significantly in
longer maturities, will decrease in      fixed income securities, are
value if interest rates rise and         subject to various interest rate
increase in value if interest rates      risks depending upon their
fall. Investments in equity              investment objectives and
securities issued by small- and          policies. We cannot eliminate
medium-sized companies, which often      that risk, but we do try to
borrow money to finance operations,      address it by monitoring economic
may also be adversely affected by        conditions, especially interest
rising interest rates.                   rate trends and their potential
                                         impact on the Portfolios. The
Swaps may be particularly sensitive      Portfolios do not try to increase
to interest rate changes. Depending      returns on their investments in
on the actual movements of interest      debt securities by predicting and
rates and how well the portfolio         aggressively capitalizing on
manager anticipates them, a portfolio    interest rate movements. The
could experience a higher or lower       Intermediate Fixed Income and The
return than anticipated. For example,    Core Focus Fixed Income
if a portfolio holds interest rate       Portfolios seek to maintain as
swaps and is required to make            the core of their investment
payments based on variable interest      portfolios, short- and
rates, it will have to make increased    intermediate-term debt securities
payments if interest rates rise,         (under 10 years). The Global
which will not necessarily be offset     Fixed Income and The
by the fixed-rate payments it is         International Fixed Income
entitled to receive under the swap       Portfolios anticipate that
agreement.                               average weighted maturity will be
                                         in the five- to 10-year range,
REITs are subject to interest rate       with a possible shift beyond 10
risks in that as interest rates rise,    years in a declining interest
the value of a portfolio's               rate environment and a possible
investments in REITs holding fixed       shortening below five years in a
rate obligations can be expected to      rising interest rate environment.
decline. However, lower interest
rates tend to increase the level of      The High-Yield Bond Portfolio, by
refinancing, which can hurt returns      investing primarily in bonds
on REITs that hold fixed income          rated B- or higher by S&P or B3
obligations.                             or higher by Moody's, or unrated
                                         bonds, is subject to interest
                                         rate risks. See "Lower Rated
                                         Fixed Income Securities" below.
                                         The Real Estate Investment Trust
                                         Portfolios and The Global Real
                                         Estate Securities Portfolio, by
                                         investing primarily in securities
                                         of REITs, and the other
                                         Portfolios that invest in those
                                         securities to a lesser degree,
                                         are subject to interest rate
                                         risk.

                                         The Intermediate Fixed Income,
                                         The Core Focus Fixed Income, The
                                         High Yield Bond, and The Core
                                         Plus Fixed Income Portfolios by
                                         investing in swaps, are subject
                                         to additional interest rate risk.
                                         Each business day, we will
                                         calculate the amount the
                                         Portfolios must pay for any swaps
                                         they hold and will segregate
                                         enough cash or other liquid
                                         securities to cover that amount.

                                         The Mid-Cap Growth Equity, The
                                         Small-Cap Growth Equity, The
                                         Focus Smid-Cap Growth Equity, The
                                         Smid-Cap Growth Equity, and The
                                         All-Cap Growth Equity Portfolios
                                         invest in small- or
                                         mid-capitalization companies and
                                         we seek to address the potential
                                         interest rate risks by analyzing
                                         each company's financial
                                         situation and its cash flow to
                                         determine the company's ability
                                         to finance future expansion and
                                         operations. The potential impact
                                         that rising interest rates might
                                         have on a stock is taken into
                                         consideration before a stock is
                                         purchased.
--------------------------------------- ------------------------------------

The following replaces the portion of the table related to Liquidity Risk in the section entitled "Risk Factors" on page 59.

--------------------------------------- ------------------------------------
Liquidity Risk is the possibility        We limit each Portfolio's
that securities cannot be readily        exposure to illiquid securities
sold within seven days at                as described under "Additional
approximately the price at which a       Investment Information - Illiquid
portfolio has valued them.               Securities."

The high yield secondary market is
particularly susceptible to liquidity
problems when institutional
investors, such as mutual funds and
certain other financial institutions,
temporarily stop buying bonds for
regulatory, financial, or other
reasons.
--------------------------------------- ------------------------------------

The  following  information  about Loans and Other Direct  Indebtedness  Risk is added to the table in the section entitled "Risk Factors" on page 61.

--------------------------------------- ------------------------------------
Loans and Other Direct Indebtedness     These risks may not be completely
Risk involves the risk that a           eliminated, but we will attempt to
portfolio will not receive payment of   reduce these risks through
principal, interest, and other          portfolio diversification, credit
amounts due in connection with these    analysis and attention to trends
investments and will depend primarily   in the economy, industries and
on the financial condition of the       financial markets. Should we
borrower. Loans that are fully          determine that any of these
secured offer a portfolio more          securities are illiquid, these
protection than an unsecured loan in    would be subject to a Portfolio's
the event of non-payment of scheduled   restrictions on illiquid
interest or principal, although there   securities.
is no assurance that the liquidation
of collateral from a secured loan
would satisfy the corporate
borrower's obligation, or that the
collateral can be liquidated. Some
loans or claims may be in default at
the time of purchase. Certain of the
loans and the other direct
indebtedness acquired by a portfolio
may involve revolving credit
facilities or other standby financing
commitments which obligate a
portfolio to pay additional cash on a
certain date or on demand. These
commitments may require a portfolio
to increase its investment in a
company at a time when that portfolio
might not otherwise decide to do so
(including at a time when the
company's financial condition makes
it unlikely that such amounts will be
repaid). To the extent that a
portfolio is committed to advance
additional funds, it will at all
times hold and maintain in a
segregated account cash or other
high-grade debt obligations in an
amount sufficient to meet such
commitments.

As a portfolio may be required to
rely upon another lending institution
to collect and pass onto the
portfolio amounts payable with
respect to the loan and to enforce
the portfolio's rights under the loan
and other direct indebtedness, an
insolvency, bankruptcy, or
reorganization of the lending
institution may delay or prevent the
portfolio from receiving such
amounts. The highly leveraged nature
of many such loans and other direct
indebtedness may make such loans and
other direct indebtedness especially
vulnerable to adverse changes in
economic or market conditions.
Investments in such loans and other
direct indebtedness may involve
additional risk to a portfolio.
--------------------------------------- ------------------------------------

The following  supplements the biographical  information in the section entitled
"Management of the Fund- Fund Officers and Portfolio Managers" beginning on page
62.

Thomas H. Chow and Kevin P. Loome have portfolio  management  responsibility for
The High-Yield  Bond  Portfolio.  When making  decisions for The High Yield Bond
Portfolio, Messrs. Chow and Loome regularly consult with Chuck M. Devereux. Paul
Grillo,  Philip R. Perkins,  Thomas H. Chow, Kevin P. Loome, Roger A. Early, and
Victor Mostrowski have portfolio  management  responsibilities for The Core Plus
Fixed Income Portfolio.

Kevin P. Loome, CFA, Senior Vice President,  Senior Portfolio  Manager,  Head of
High Yield  Investments - The High-Yield  Bond Portfolio and The Core Plus Fixed
Income Portfolio
Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction  and  strategic  asset  allocation  of all high yield fixed  income assets. Prior to joining Delaware Investments in August 2007, Mr. Loome spent 11 years at T.  Rowe  Price,  starting  as an  analyst  and  leaving  the firm as a portfolio  manager.  He began his career  with  Morgan  Stanley  as a  corporate finance  analyst in the New York and London  offices.  Mr.  Loome  received  his bachelor's  degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

                Please keep this Supplement for future reference.

This Supplement is dated August 24, 2007.

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